ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.9%
	MIXED ALLOCATION - 38.9%
425,777	Arrow Reserve Capital Management ETF(a)(b) (Cost $42,625,145)	$ 42,552,153

	SHORT-TERM INVESTMENT — 14.7%
	MONEY MARKET FUND - 14.7%
16,119,992	First American Government Obligations Fund, Class X, 0.03%(c)(d)(e)	16,119,992
	TOTAL SHORT-TERM INVESTMENT (Cost $16,119,992)	16,119,992

	TOTAL INVESTMENTS - 53.6% (Cost $58,745,137)	$ 58,672,145
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.4%	50,720,401
	NET ASSETS - 100.0%	$ 109,392,546

ETF	- Exchange-Traded Fund

MS	Morgan Stanley

(a)	Affiliated Exchange Traded Fund.
(b)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2021.
(d)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the "MFT Fund").
(e)	All or a portion of this security is pledged as collateral for swap agreements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2021

FINANCIAL INDEX SWAP
Notional Value at October 31, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 48,478,312	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/21/2022	$ 1,403,381

Additional Information - Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of October 31, 2021.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
112	British Pound CME	Dec-21	Morgan Stanley	$ 9,546,912	0.54%	$ (34,072)
107	CAC Index	Nov-21	Morgan Stanley	8,428,904	0.48%	204,894
161	Canadian Dollar CME	Dec-21	Morgan Stanley	13,024,177	0.74%	164,337
155	CFE VIX	Feb-22	Morgan Stanley	3,649,438	0.21%	(6,102)
26	CFE VIX	Jan-22	Morgan Stanley	581,023	0.03%	(14,242)
19	DAX Index	Dec-21	Morgan Stanley	8,634,311	0.49%	84,281
25	Emini Nasdaq	Dec-21	Morgan Stanley	7,854,937	0.45%	272,519
63	Emini S&P	Dec-21	Morgan Stanley	14,468,176	0.82%	85,228
201	Euro_Stoxx50	Dec-21	Morgan Stanley	9,855,891	0.56%	253,489
170	Ftse Index	Dec-21	Morgan Stanley	16,787,839	0.96%	412,714
9	Hang Seng Index	Nov-21	Morgan Stanley	1,396,084	0.08%	(41,533)
2	Japan Govt Bond OSE	Dec-21	Morgan Stanley	2,533,624	0.14%	(1,172)
299	Mexican Peso CME	Dec-21	Morgan Stanley	7,204,718	0.41%	(144,290)
82	Mini Dow	Dec-21	Morgan Stanley	14,642,346	0.83%	338,178
10	Osk Nikkei	Dec-21	Morgan Stanley	2,650,326	0.15%	(56,677)
92	SFE Spi 200	Dec-21	Morgan Stanley	12,539,750	0.71%	(94,414)
23	Topix Index	Dec-21	Morgan Stanley	4,003,367	0.23%	(87,610)
						$ 1,335,528

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2021

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(567)	2 Yr T-Note	Dec-21	Morgan Stanley	$ (124,417,625)	7.09%	$ 137,428
(375)	5 Yr T-Note	Dec-21	Morgan Stanley	(45,633,824)	2.60%	211,654
(28)	Aussie 10Yr Bond	Dec-21	Morgan Stanley	(2,806,724)	0.16%	62,669
(100)	Aussie 3 Yr Bond	Dec-21	Morgan Stanley	(8,550,852)	0.49%	97,967
(14)	Australian Dollar CME	Dec-21	Morgan Stanley	(1,076,737)	0.06%	(23,338)
(25)	CFE VIX	Dec-21	Morgan Stanley	(522,058)	0.03%	7,982
(37)	CFE VIX	Nov-21	Morgan Stanley	(698,505)	0.04%	21,213
(1,358)	Erx 2 Bund	Dec-21	Morgan Stanley	(175,763,169)	10.02%	380,199
(191)	Erx Bobl	Dec-21	Morgan Stanley	(29,492,477)	1.68%	149,458
(81)	Eur/Usd CME	Dec-21	Morgan Stanley	(11,722,799)	0.67%	31,431
(683)	Euribor	Sep-21	Morgan Stanley	(197,119,705)	11.24%	655,718
(96)	Euro Bund	Dec-21	Morgan Stanley	(18,719,565)	1.07%	112,272
(697)	Eurodollars	Dec-23	Morgan Stanley	(686,858,250)	39.16%	355,348
(80)	Gilts	Dec-21	Morgan Stanley	(13,699,614)	0.78%	(31,046)
(191)	Japanese Yen CME	Dec-21	Morgan Stanley	(20,934,368)	1.19%	426,186
(1,181)	Short Sterling	Jun-23	Morgan Stanley	(199,156,509)	11.36%	811,332
(71)	Swiss Franc CME	Dec-21	Morgan Stanley	(9,647,740)	0.55%	(92,047)
(148)	US 10 Yr Notes	Dec-21	Morgan Stanley	(19,321,597)	1.10%	55,152
(32)	US T.Bond	Dec-21	Morgan Stanley	(5,215,650)	0.30%	(68,073)
						$ 3,301,505

+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 2.58%.

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 60,074,843	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$ (1,020,810)

					Net Unrealized Appreciation on Swap Contracts	$ 382,571

++ All these contracts are holdings of the Arrow MFT Fund Limited.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2021

Additional Information - Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of October 31, 2021.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
124	Beanoil	Dec-21	Morgan Stanley	$ 4,557,471	3.06%	$ 37,618
108	Brent Oil	Feb-22	Morgan Stanley	8,905,850	5.98%	(90,661)
35	Coffee NY	Dec-21	Morgan Stanley	2,677,997	1.80%	71,633
137	Corn	Dec-21	Morgan Stanley	3,898,799	2.62%	193,293
113	Cotton	Dec-21	Morgan Stanley	6,466,978	4.34%	1,006,390
115	Crude Oil	Dec-21	Morgan Stanley	9,569,499	6.42%	919,212
111	Gas Oil LDN	Dec-21	Morgan Stanley	7,886,272	5.29%	666,588
86	Gasoline Blendstock	Dec-21	Morgan Stanley	8,571,118	5.75%	734,184
15	Gold CMX	Dec-21	Morgan Stanley	2,701,120	1.81%	(1,543)
89	Heating Oil	Dec-21	Morgan Stanley	9,260,929	6.22%	800,736
33	Hi Gr. Copper	Dec-21	Morgan Stanley	3,616,963	2.43%	(52,558)
87	Kcbt Red Wheat	Dec-21	Morgan Stanley	3,420,548	2.30%	179,263
53	Lean Hogs	Dec-21	Morgan Stanley	1,612,662	1.08%	(27,643)
27	Natural Gas	Dec-21	Morgan Stanley	1,489,125	1.00%	(39,453)
8	Silver CMX	Dec-21	Morgan Stanley	906,569	0.61%	13,519
62	Soybeans	Jan-22	Morgan Stanley	3,843,024	2.58%	4,341
223	Sugar NY	Mar-22	Morgan Stanley	4,820,201	3.24%	(160,577)
4	Wheat	Dec-21	Morgan Stanley	146,259	0.10%	(95)
						$ 4,254,247
Open Short Future Contracts
(158)	Beanmeal	Dec-21	Morgan Stanley	(5,256,445)	3.53%	(116,818)
(9)	Cocoa NY	Dec-21	Morgan Stanley	(216,677)	0.15%	132
(81)	Live Cattle	Dec-21	Morgan Stanley	(4,208,491)	2.82%	(21,302)
						$ (137,988)

+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 36.87%.